UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            05/13/2008
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       113

Form 13f Information Table Value Total:                  30897467
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Irish Banks plc ADR     COM              019228402    12125   280800 SH       Sole                   197800             83000
Aon Corporation                COM              037389103   715015 17786433 SH       Sole                 14929933           2856500
                                                            469057 11668090 SH       Defined 01           11668090
                                                               844    21000 SH       Other                   21000
CEMEX S.A.B. de C.V. ADR       COM              151290889  1074020 41118685 SH       Sole                 35737216           5381469
                                                            641037 24542000 SH       Defined 01           24542000
                                                               692    26491 SH       Other                   26491
Chesapeake Energy Corporation  COM              165167107  1040224 22540059 SH       Sole                 19496059           3044000
                                                            642140 13914200 SH       Defined 01           13914200
                                                               785    17000 SH       Other                   17000
Del Monte  Foods Company       COM              24522P103     2217   232663 SH       Sole                                     232663
                                                            149862 15725283 SH       Defined 01           15725283
Dell Inc.                      COM              24702R101  1500916 75347211 SH       Sole                 64527212          10819999
                                                           1070937 53761917 SH       Defined 01           53761917
                                                              1036    52000 SH       Other                   52000
Dillard's Inc.                 COM              254067101     2327   135240 SH       Sole                                     135240
                                                            155763  9050748 SH       Defined 01            9050748
DIRECTV Group Inc.             COM              25459L106  1220975 49252733 SH       Sole                 41550525           7702208
                                                            565482 22810900 SH       Defined 01           22810900
                                                               796    32108 SH       Other                   32108
Discovery Holding Company      COM              25468Y107   107279  5055579 SH       Sole                  4789379            266200
                                                             74620  3516505 SH       Defined 01            3516505
                                                               129     6100 SH       Other                    6100
EBay Inc.                      COM              278642103   948500 31786179 SH       Sole                 27126803           4659376
                                                            534227 17903050 SH       Defined 01           17903050
                                                               698    23400 SH       Other                   23400
Everest Re Group Ltd.          COM              G3223R108   271043  3027400 SH       Sole                  2717000            310400
                                                            137975  1541100 SH       Defined 01            1541100
Fair Isaac Corporation         COM              303250104     2023    94000 SH       Sole                                      94000
                                                            133338  6196000 SH       Defined 01            6196000
FedEx Corporation              COM              31428X106   677556  7311492 SH       Sole                  6029492           1282000
                                                            517886  5588501 SH       Defined 01            5588501
                                                               667     7200 SH       Other                    7200
General Motors Corporation     COM              370442105   511822 26867300 SH       Sole                 22653600           4213700
                                                            271272 14240000 SH       Defined 01           14240000
                                                               400    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     2297    73000 SH       Sole                                      73000
                                                            110976  3526400 SH       Defined 01            3526400
IDT Corporation                COM              448947101       21     6300 SH       Sole                                       6300
                                                              1534   459400 SH       Defined 01             459400
IDT Corporation Cl B           COM              448947309      606   156550 SH       Sole                                     156550
                                                             39216 10133310 SH       Defined 01           10133310
IHOP Corp.                     COM              449623107    15251   318400 SH       Sole                   219000             99400
                                                            142651  2978100 SH       Defined 01            2978100
Ingersoll-Rand Company Limited COM              G4776G101   378861  8498447 SH       Sole                  7960647            537800
                                                            225040  5048000 SH       Defined 01            5048000
Kyocera Corporation ADR        COM              501556203     7818    93000 SH       Sole                    49000             44000
Level 3 Communications Inc.    COM              52729N100   523200 246792596 SH      Sole                200967416          45825180
                                                            436823 206048754 SH      Defined 01          206048754
                                                                78    37000 SH       Other                   37000
Liberty Media Corp Entertainme COM              53071M500   949738 41949568 SH       Sole                 36834168           5115400
                                                            565140 24962000 SH       Defined 01           24962000
                                                               702    31000 SH       Other                   31000
Liberty Media Corporation Capi COM              53071M302   164933 10478567 SH       Sole                  9178717           1299850
                                                             98225  6240500 SH       Defined 01            6240500
                                                               122     7750 SH       Other                    7750
Liberty Media Corporation Inte COM              53071M104   952618 59022190 SH       Sole                 50855940           8166250
                                                            516522 32002600 SH       Defined 01           32002600
                                                               718    44500 SH       Other                   44500
Markel Corporation             COM              570535104     2741     6231 SH       Sole                                       6231
                                                            141629   321905 SH       Defined 01             321905
Odyssey Re Holdings Corp.      COM              67612W108    59535  1620000 SH       Sole                  1025000            595000
                                                             31010   843800 SH       Defined 01             843800
Office Depot Inc.              COM              676220106    20487  1854005 SH       Sole                  1681227            172778
                                                            142564 12901759 SH       Defined 01           12901759
Pioneer Natural Resources Comp COM              723787107   534443 10880357 SH       Sole                  8485857           2394500
                                                            621967 12662200 SH       Defined 01           12662200
                                                               786    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2334    56545 SH       Sole                                      56545
                                                            148784  3605140 SH       Defined 01            3605140
Royal Philips Electronics ADR  COM              500472303   699802 18252528 SH       Sole                 15556928           2695600
                                                            173658  4529434 SH       Defined 01            4529434
                                                               767    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1725    46800 SH       Sole                                      46800
                                                            177794  4823500 SH       Defined 01            4823500
Service Corporation Internatio COM              817565104     1968   194100 SH       Sole                                     194100
                                                            123927 12221571 SH       Defined 01           12221571
SK Telecom Co. Ltd. ADR        COM              78440P108   253588 11734773 SH       Sole                 10436073           1298700
                                                            108603  5025568 SH       Defined 01            5025568
Sun Microsystems Inc.          COM              866810203   397588 25601279 SH       Sole                 22234554           3366725
                                                            455091 29303996 SH       Defined 01           29303996
                                                               316    20350 SH       Other                   20350
Symantec Corporation           COM              871503108   706681 42519897 SH       Sole                 35732897           6787000
                                                            195365 11754800 SH       Defined 01           11754800
                                                               681    41000 SH       Other                   41000
Telephone and Data Systems Inc COM              879433100    66464  1692500 SH       Sole                  1457700            234800
                                                             60115  1530800 SH       Defined 01            1530800
                                                               236     6000 SH       Other                    6000
Telephone and Data Systems Inc COM              879433860   410582 11007547 SH       Sole                  8837410           2170137
                                                            211349  5666200 SH       Defined 01            5666200
                                                               224     6000 SH       Other                    6000
Texas Industries Inc.          COM              882491103     2801    46600 SH       Sole                                      46600
                                                            195045  3244800 SH       Defined 01            3244800
The Washington Post Company    COM              939640108     9586    14491 SH       Sole                     9205              5286
                                                            232958   352167 SH       Defined 01             352167
UBS AG (new)                   COM              H89231338   802869 27877400 SH       Sole                 23927100           3950300
                                                            480109 16670439 SH       Defined 01           16670439
                                                               403    14000 SH       Other                   14000
Walgreen Co.                   COM              931422109   137162  3601000 SH       Sole                  2935100            665900
                                                            488085 12814000 SH       Defined 01           12814000
Walt Disney Company            COM              254687106  1030297 32832934 SH       Sole                 27248434           5584500
                                                            486070 15489800 SH       Defined 01           15489800
                                                               910    29000 SH       Other                   29000
Wendy's International Inc.     COM              950590109   139790  6062000 SH       Defined 01            6062000
Willis Group Holdings Limited  COM              G96655108   156236  4648500 SH       Sole                  4153500            495000
                                                            204987  6099000 SH       Defined 01            6099000
Worthington Industries Inc.    COM              981811102     2149   127400 SH       Sole                                     127400
                                                            135540  8034400 SH       Defined 01            8034400
Yum! Brands Inc.               COM              988498101   581022 15614678 SH       Sole                 13491354           2123324
                                                            665845 17894252 SH       Defined 01           17894252
                                                               967    26000 SH       Other                   26000
Fairfax Financial Holdings Lim COM              303901102   405331  1391400 SH       Sole                  1203315            188085
                                                            397720  1365275 SH       Defined 01            1365275